Details of expenses and products by function - General and administrative expenses (Details) € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€) item	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Oct. 01, 2019 EUR (€) item
Attribution of expenses by nature to their function line items
Personnel expenses	€ (4,349)	€ (5,061)	€ (4,766)
General and administrative expenses
Attribution of expenses by nature to their function line items
Personnel expenses	(1,796)	(1,998)	(1,804)
Purchases and external expenses	(2,188)	(2,393)	(2,428)
Other	(37)	(2,203)	(116)
Operating expense	(4,021)	(6,593)	(4,348)
Decrease in personnel expenses due to restructuring and decrease of staff	€ 200	200	€ 200
Number of staff decreased | item	2
Financial penalty imposed				€ 100
Number of drug candidates | item				2
Late-filing penalty		€ 10